Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000143790
Account Value [Line Items]
Line Graph and Table Measure Name	SSILX with load
Account Value	$ 13,492	$ 13,095	$ 12,708	$ 13,150	$ 12,465	$ 12,797	$ 12,233	$ 11,968	$ 11,913	$ 11,362	$ 10,530	$ 11,006	$ 11,254	$ 11,730	$ 11,384	$ 10,746	$ 11,308	$ 11,070	$ 10,941	$ 11,179	$ 10,389	$ 10,546	$ 9,394	$ 8,780	$ 9,814	$ 10,352	$ 9,868	$ 11,160	$ 10,891	$ 11,559	$ 11,397	$ 11,774	$ 12,054	$ 11,435	$ 12,024	$ 11,745	$ 12,230	$ 12,034	$ 12,013	$ 12,189	$ 11,673	$ 11,301	$ 10,846	$ 10,619	$ 10,722	$ 10,174	$ 8,946	$ 9,372	$ 9,606	$ 9,159	$ 9,007	$ 8,702	$ 8,367	$ 7,798	$ 9,301	$ 10,184	$ 10,448	$ 10,110	$ 10,031	$ 9,716	$ 9,441	$ 9,687	$ 10,031	$ 9,470	$ 10,051	$ 9,923	$ 9,844	$ 9,647	$ 8,968	$ 9,364	$ 9,568	$ 10,322	$ 10,201	$ 10,471	$ 10,229	$ 10,471	$ 10,713	$ 10,602	$ 10,751	$ 11,300	$ 10,937	$ 10,824	$ 10,869	$ 10,743	$ 10,555	$ 10,519	$ 10,232	$ 10,196	$ 9,810	$ 9,523	$ 9,280	$ 9,245	$ 8,939	$ 8,677	$ 8,799	$ 8,957	$ 8,799	$ 8,825	$ 8,449	$ 8,834	$ 8,869	$ 8,598	$ 8,134	$ 8,396	$ 8,939	$ 9,146	$ 9,256	$ 8,677	$ 9,061	$ 9,640	$ 9,529	$ 9,818	$ 9,742	$ 9,384	$ 9,512	$ 9,001	$ 8,890	$ 9,232	$ 9,072	$ 9,181	$ 9,477
C000143792
Account Value [Line Items]
Line Graph and Table Measure Name	SSIPX
Account Value	$ 15,113	14,654	14,220	14,718	13,940	14,310	13,672	13,366	13,302	12,680	11,753	12,271	12,548	12,945	12,560	11,849	12,464	12,199	12,054	12,163	11,295	11,463	10,197	9,535	10,650	11,243	10,708	12,102	11,812	12,532	12,346	12,753	13,054	12,372	13,004	12,704	13,225	13,004	12,970	13,170	12,594	12,194	11,707	11,441	11,551	10,957	9,642	10,088	10,338	9,859	9,685	9,359	9,001	8,381	9,990	10,946	11,229	10,858	10,774	10,438	10,133	10,385	10,753	10,154	10,763	10,637	10,543	10,322	9,598	10,020	10,228	11,027	10,899	11,185	10,929	11,175	11,422	11,304	11,452	12,024	11,629	11,512	11,559	11,426	11,217	11,189	10,875	10,837	10,429	10,115	9,859	9,811	9,489	9,201	9,339	9,496	9,330	9,358	8,951	9,367	9,395	9,099	8,619	8,887	9,469	9,678	9,786	9,174	9,579	10,182	10,074	10,380	10,299	9,912	10,047	9,507	9,381	9,742	9,564	9,680	10,000
C000143793
Account Value [Line Items]
Line Graph and Table Measure Name	SSIQX
Account Value	$ 15,254	14,803	14,353	14,855	14,069	14,443	13,799	13,490	13,426	12,797	11,850	12,384	12,664	13,052	12,664	11,947	12,567	12,299	12,154	12,263	11,389	11,550	10,275	9,608	10,731	11,328	10,789	12,194	11,901	12,615	12,439	12,849	13,153	12,457	13,094	12,803	13,317	13,094	13,060	13,261	12,681	12,279	11,776	11,520	11,631	11,029	9,706	10,154	10,406	9,925	9,750	9,411	9,050	8,427	10,045	10,996	11,291	10,908	10,824	10,486	10,180	10,434	10,803	10,202	10,813	10,687	10,592	10,370	9,642	10,063	10,271	11,074	10,945	11,223	10,975	11,223	11,470	11,351	11,500	12,075	11,679	11,556	11,604	11,480	11,261	11,232	10,918	10,879	10,469	10,155	9,897	9,850	9,525	9,235	9,364	9,531	9,364	9,383	8,976	9,392	9,420	9,124	8,642	8,911	9,494	9,707	9,815	9,194	9,599	10,210	10,093	10,399	10,309	9,923	10,058	9,518	9,392	9,751	9,573	9,689	10,000
C000014139
Account Value [Line Items]
Line Graph and Table Measure Name	SSAIX
Account Value	$ 14,891	14,452	14,013	14,514	13,749	14,113	13,486	13,185	13,122	12,506	11,593	12,115	12,399	12,779	12,399	11,699	12,316	12,043	11,901	12,020	11,165	11,330	10,080	9,426	10,527	11,112	10,584	11,972	11,685	12,396	12,224	12,625	12,924	12,251	12,876	12,590	13,095	12,876	12,854	13,051	12,481	12,097	11,603	11,351	11,461	10,863	9,560	10,012	10,260	9,786	9,614	9,291	8,925	8,322	9,915	10,863	11,143	10,784	10,700	10,357	10,065	10,315	10,680	10,086	10,700	10,565	10,482	10,263	9,544	9,961	10,177	10,972	10,845	11,130	10,874	11,130	11,375	11,257	11,414	11,984	11,591	11,480	11,528	11,395	11,187	11,158	10,855	10,808	10,401	10,097	9,842	9,804	9,482	9,190	9,319	9,485	9,319	9,347	8,942	9,356	9,393	9,098	8,610	8,877	9,458	9,668	9,776	9,165	9,569	10,180	10,063	10,369	10,288	9,902	10,037	9,497	9,381	9,742	9,564	9,680	10,000
C000014159
Account Value [Line Items]
Line Graph and Table Measure Name	SVSPX
Account Value	$ 33,469	32,682	32,296	31,181	29,710	30,980	30,017	28,500	28,033	26,813	24,572	25,107	26,370	26,799	25,965	24,356	24,253	23,884	23,041	23,619	22,223	23,586	22,339	20,669	22,771	23,745	21,740	23,698	23,655	25,924	24,998	25,771	27,183	26,018	26,207	24,493	25,689	24,933	24,359	23,808	23,646	22,449	21,506	20,929	21,147	20,368	18,356	18,857	19,608	18,296	17,320	16,975	16,203	14,364	16,347	17,818	17,832	17,307	16,706	16,353	16,053	16,322	16,092	15,033	16,056	15,435	15,140	14,673	13,585	14,935	14,642	15,717	15,630	15,139	14,595	14,512	14,172	14,119	14,492	15,054	14,243	14,087	13,667	13,356	13,089	13,049	12,791	12,712	12,538	12,411	12,398	11,924	11,706	11,479	11,071	11,279	11,278	11,265	10,865	10,841	10,652	10,609	9,935	9,952	10,473	10,641	10,612	9,786	10,036	10,678	10,458	10,667	10,533	10,434	10,604	10,030	10,341	10,368	10,097	9,860	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 16,596	16,073	15,615	15,871	15,279	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,334	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 16,596	16,073	15,615	15,871	15,279	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,334	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 16,596	16,073	15,615	15,871	15,279	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,334	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Account Value	$ 16,596	16,073	15,615	15,871	15,279	15,681	15,182	14,909	14,824	14,076	12,880	13,424	13,899	14,453	14,000	13,391	13,982	13,598	13,269	13,552	12,537	12,527	11,259	10,684	11,787	12,375	11,787	12,993	12,896	13,788	13,700	13,947	14,655	13,941	14,622	14,271	14,697	14,442	14,334	14,498	14,040	13,630	13,323	13,031	13,171	12,586	10,897	11,350	11,653	11,083	10,831	10,474	10,037	9,428	10,880	11,961	12,217	11,832	11,700	11,294	10,980	11,272	11,417	10,777	11,321	11,011	10,942	10,670	10,012	10,523	10,537	11,448	11,349	11,573	11,295	11,434	11,697	11,436	11,646	12,197	11,614	11,431	11,312	11,143	10,872	10,876	10,571	10,590	10,215	9,962	9,695	9,558	9,289	8,982	9,164	9,355	9,242	9,235	8,790	9,095	9,179	8,920	8,375	8,532	9,197	9,322	9,470	8,783	9,253	9,988	9,784	10,070	10,122	9,724	9,874	9,317	9,272	9,605	9,476	9,616	10,000
SSGA Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	$ 33,080	$ 32,682	$ 31,550	$ 30,059	$ 31,339	$ 30,363	$ 28,824	$ 28,347	$ 27,115	$ 24,846	$ 25,380	$ 26,650	$ 27,082	$ 26,239	$ 24,612	$ 24,506	$ 24,129	$ 23,275	$ 23,857	$ 22,446	$ 23,819	$ 22,558	$ 20,869	$ 22,986	$ 23,963	$ 21,940	$ 23,914	$ 23,870	$ 26,150	$ 25,214	$ 25,992	$ 27,411	$ 26,235	$ 26,418	$ 24,688	$ 25,893	$ 25,129	$ 24,546	$ 23,986	$ 23,819	$ 22,612	$ 21,664	$ 21,082	$ 21,297	$ 20,509	$ 18,485	$ 18,990	$ 19,740	$ 18,417	$ 17,434	$ 17,094	$ 16,317	$ 14,463	$ 16,501	$ 17,981	$ 17,988	$ 17,461	$ 16,849	$ 16,492	$ 16,189	$ 16,450	$ 16,217	$ 15,149	$ 16,177	$ 15,547	$ 15,251	$ 14,777	$ 13,680	$ 15,038	$ 14,738	$ 15,819	$ 15,730	$ 15,233	$ 14,687	$ 14,597	$ 14,254	$ 14,199	$ 14,569	$ 15,127	$ 14,308	$ 14,150	$ 13,729	$ 13,416	$ 13,145	$ 13,105	$ 12,841	$ 12,761	$ 12,584	$ 12,456	$ 12,442	$ 11,967	$ 11,744	$ 11,516	$ 11,105	$ 11,311	$ 11,309	$ 11,293	$ 10,892	$ 10,864	$ 10,672	$ 10,631	$ 9,955	$ 9,969	$ 10,489	$ 10,657	$ 10,626	$ 9,799	$ 10,048	$ 10,693	$ 10,474	$ 10,680	$ 10,545	$ 10,444	$ 10,612	$ 10,036	$ 10,346	$ 10,372	$ 10,101	$ 9,860	$ 10,000